consolidated statements of income and other comprehensive income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING REVENUES
Service	$ 15,956	$ 14,535
Equipment	2,336	2,303
Operating revenues (arising from contracts with customers)	18,292	16,838
Other income	120	420
Operating revenues and other income	18,412	17,258
OPERATING EXPENSES
Goods and services purchased	7,107	6,699
Employee benefits expense	4,899	4,269
Depreciation	2,226	2,126
Amortization of intangible assets	1,226	1,090
Total	15,458	14,184
OPERATING INCOME	2,954	3,074
Financing costs	632	796
INCOME BEFORE INCOME TAXES	2,322	2,278
Income taxes	604	580
NET INCOME	1,718	1,698
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(101)	124
Foreign currency translation adjustment arising from translating financial statements of foreign operations	41	(130)
Total items that may subsequently be reclassified to income	(60)	(6)
Items never subsequently reclassified to income
Change in measurement of investment financial assets	7	57
Employee defined benefit plan re-measurements	132	600
Total items never subsequently reclassified to income	139	657
Total	79	651
COMPREHENSIVE INCOME	1,797	2,349
NET INCOME ATTRIBUTABLE TO:
Common Shares	1,615	1,655
Non-controlling interests	103	43
NET INCOME	1,718	1,698
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	1,654	2,341
Non-controlling interests	143	8
COMPREHENSIVE INCOME	$ 1,797	$ 2,349
NET INCOME PER COMMON SHARE
Basic	$ 1.16	$ 1.23
Diluted	$ 1.15	$ 1.22
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	1,396	1,346
Diluted	1,403	1,351